Share Based Compensation - Schedule of Estimated Fair Value of Share Option Granted to Employees (Detail) - Black Scholes Option Pricing Model [Member] - Share Options [Member]	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility, minimum	25.90%	26.10%
Expected volatility, maximum	30.90%	37.00%
Risk free interest rate, minimum	2.20%	1.63%
Risk free interest rate, maximum	2.50%	2.60%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years 7 months 6 days	4 years 2 months 12 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 2 months 12 days	6 years 1 month 6 days